Employee Benefits - Summary of Main Assumptions Concerning the Main Employee Benefit Obligations and Service Costs Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	50.00%	50.00%
Percentage of reasonably possible decrease in actuarial assumption	50.00%	50.00%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (714)	€ (793)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	765	850
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	(39)	(75)
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	42	79
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	601	630
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(572)	(598)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	38	46
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	(36)	(43)
Turn-over rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	1,155	570
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(1,864)	(1)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	92	61
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	€ (156)	€ (109)